CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents		$ 1,872	$ 1,761
Receivables, net		1,420	1,347
Inventory, net		266	290
Other current assets		474	352
Disposal Group, Including Discontinued Operation, Assets, Current		340	303
Total current assets		4,372	4,053
Non-current assets:
Investments		429	427
Property, plant and equipment, net		1,272	1,281
Operating lease right-of-use assets		805	865
Intangible assets, net		1,948	2,060
Goodwill		4,336	4,291
Deferred income tax assets, net		332	393
Other non-current assets		957	1,066
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		2,233	2,485
Total assets		16,684	16,921
Current liabilities:
Accounts payable		254	292
Accrued expenses		986	920
Deferred revenue		483	554
Current borrowings		9	0
Other current liabilities		772	804
Disposal Group, Including Discontinued Operation, Liabilities, Current		551	595
Total current liabilities		3,055	3,165
Non-current liabilities:
Borrowings		2,093	2,189
Retirement benefit obligations		125	134
Deferred income tax liabilities, net		21	32
Operating lease liabilities		912	996
Other non-current liabilities		472	425
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		995	1,035
Commitments and contingencies
Additional paid-in capital		11,254	11,449
Accumulated deficit		(1,889)	(2,144)
Accumulated other comprehensive loss		(1,251)	(1,247)
Total News Corporation stockholders’ equity		8,120	8,064
Noncontrolling interests		891	881
Total equity		9,011	8,945
Total liabilities and equity		16,684	16,921
Class A Common Stock
Non-current liabilities:
Common stock	[1]	4	4
Class B Common Stock
Non-current liabilities:
Common stock	[2]	$ 2	$ 2

[1]	Class A common stock, $0.01 par value per share (“Class A Common Stock”), 1,500,000,000 shares authorized, 378,670,671 and 379,945,907 shares issued and outstanding, net of 27,368,413 treasury shares at par, at June 30, 2024 and June 30, 2023, respectively.
[2]	Class B common stock, $0.01 par value per share (“Class B Common Stock”), 750,000,000 shares authorized, 190,423,250 and 192,013,909 shares issued and outstanding, net of 78,430,424 treasury shares at par, at June 30, 2024 and June 30, 2023, respectively.